Financial Instruments and Risk Management - Offsetting Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair value of derivative assets
Financial Instruments and Risk Management
Gross Assets	$ 3,839	$ 5,222
Gross Liabilities Offset	(3,572)	(5,069)
Net Amounts Presented	267	153
Accounts receivables
Financial Instruments and Risk Management
Gross Assets	6,891	7,621
Gross Liabilities Offset	(4,090)	(4,632)
Net Amounts Presented	2,801	2,989
Financial assets
Financial Instruments and Risk Management
Gross Assets	10,730	12,843
Gross Liabilities Offset	(7,662)	(9,701)
Net Amounts Presented	$ 3,068	$ 3,142